Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 1,755	$ 1,691
Current investments	728	1,691
Non-current investments other than investments accounted for using equity method	1,027	0
Common shares held [member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	673	365
Warrants held [member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 1,082	$ 1,326